Lease Liabilities - Schedule of Amount Recognized in Profit or Loss (Details) - Lease liabilities [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Lease Liabilities - Schedule of Amount Recognized in Profit or Loss (Details) [Line Items]
Depreciation of right-of-use asset	RM 649,091	$ 154,080	RM 332,249
Interest expense on lease liabilities	49,958	11,859	24,327
Lease expenses not capitalised in lease liabilities:
Expense relating to short-term lease	200,895	47,688	269,160
Total amount recognised in profit or loss	RM 899,944	$ 213,627	RM 625,736